Accumulated Other Comprehensive (Loss) Income (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		$ 41
Currency translation adjustment
(Losses) gains on translating net assets of foreign operations, net of reclassifications to net earnings		1	$ (2)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax	[1]	11	(28)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax	[2]	(1)	213
Other
Accumulated other comprehensive income, end of the period		(24)	41
Net income tax expense (recovery) relating to gains (losses) on financial instruments		1	(4)
Net impact related to cash flow hedges		(14)	53
Net of income tax expense		1	3
Currency translation adjustment
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(34)	(36)
Currency translation adjustment
(Losses) gains on translating net assets of foreign operations, net of reclassifications to net earnings		(12)	30
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax		11	(28)
Other
Accumulated other comprehensive income, end of the period		(35)	(34)
Cash flow hedges
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		65	(129)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax		(69)	194
Other
Accumulated other comprehensive income, end of the period		(4)	65
Net impact related to cash flow hedges		(14)	53
Employee future benefits
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		12	3
Employee future benefits
Net actuarial gains on defined benefit plans, net of tax		5	9
Other
Accumulated other comprehensive income, end of the period		17	12
Net of income tax expense		1	3
Other
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(2)	(2)
Other
Accumulated other comprehensive income, end of the period		$ (2)	$ (2)

[1]	Net of income tax expense of $1 million for the year ended Dec. 31, 2025 (2024 – $4 million recovery).
[2]	Net of income tax expense of nil million for the year ended Dec. 31, 2025 (2024 – $57 million expense).